SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	94-2634797
Plan number	001
Separate accounts, at contract value	$ 121,161,350	$ 125,660,510
Participant loan, current value	23,309,904
Current value	$ 3,583,011,372
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rates	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rates	9.50%
Investment, Identifier [Axis]: AB Large Cap Growth Fund Advisor Class | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 320,117,917
Investment, Identifier [Axis]: Allspring Special Small Cap Value Fund (Class R6) | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	19,940,649
Investment, Identifier [Axis]: American Funds EuroPacific Growth Fund (Class R6) | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	64,387,086
Investment, Identifier [Axis]: American Funds New Perspective Fund (Class R6) | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	64,738,072
Investment, Identifier [Axis]: BlackRock Strategic Global Bond Fund, Inc. Institutional Shares | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	6,848,276
Investment, Identifier [Axis]: Brokeragelink | Brokerage account
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	352,421,732
Investment, Identifier [Axis]: Cash and cash equivalents | Money market accounts
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,646,024
Investment, Identifier [Axis]: Dodge & Cox Income Fund (Class X) | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	46,863,957
Investment, Identifier [Axis]: Fidelity Emerging Markets Fund (Class K) | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	19,184,758
Investment, Identifier [Axis]: Invesco Discovery Fund (Class R6) | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	60,004,195
Investment, Identifier [Axis]: JP Morgan Mid Cap Growth Fund (Class 6) | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	91,761,226
Investment, Identifier [Axis]: JP Morgan Mid Cap Value Fund (Class L) | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	35,455,273
Investment, Identifier [Axis]: Lam Research Corporation Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	705,486,659
Investment, Identifier [Axis]: MFS Value Fund (Class R6) | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	97,453,630
Investment, Identifier [Axis]: MetLife Stable Value Blended Fund | Fixed income fund (separate account)
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	121,161,350
Investment, Identifier [Axis]: State Street Global All Cap Equity Ex-U.S. Index Securities Lending Series Fund (Class II) | Common/collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	25,282,775
Investment, Identifier [Axis]: State Street Russell Small/Mid Cap Index Securities Lending Series Fund (Class II) | Common/collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	96,201,854
Investment, Identifier [Axis]: State Street S&P 500 Index Securities Lending Series Fund (Class II) | Common/collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	482,916,820
Investment, Identifier [Axis]: State Street Target Retirement 2025 Securities Lending Series Fund (Class V) | Common/collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	64,717,904
Investment, Identifier [Axis]: State Street Target Retirement 2030 Securities Lending Series Fund (Class V) | Common/collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	118,097,033
Investment, Identifier [Axis]: State Street Target Retirement 2035 Securities Lending Series Fund (Class V) | Common/collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	143,559,882
Investment, Identifier [Axis]: State Street Target Retirement 2040 Securities Lending Series Fund (Class V) | Common/collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	118,411,459
Investment, Identifier [Axis]: State Street Target Retirement 2045 Securities Lending Series Fund (Class V) | Common/collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	130,768,262
Investment, Identifier [Axis]: State Street Target Retirement 2050 Securities Lending Series Fund (Class V) | Common/collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	113,388,255
Investment, Identifier [Axis]: State Street Target Retirement 2055 Securities Lending Series Fund (Class V) | Common/collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	96,373,302
Investment, Identifier [Axis]: State Street Target Retirement 2060 Securities Lending Series Fund (Class V) | Common/collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	44,968,689
Investment, Identifier [Axis]: State Street Target Retirement 2065 Securities Lending Series Fund (Class V) | Common/collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	16,840,628
Investment, Identifier [Axis]: State Street Target Retirement Income Securities Lending Series Fund (Class V) | Common/collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	56,534,478
Investment, Identifier [Axis]: State Street U.S. Bond Index Securities Lending Series Fund (Class XIV) | Common/collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	36,235,300
Investment, Identifier [Axis]: Vanguard Federal Money Market Fund Investor Shares | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 5,934,023